ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 67.0%
	ADVERTISING & MARKETING - 1.0%
1,500	Trade Desk, Inc., Class A(a),(b)	$ 977,490

	AUTOMOTIVE - 2.7%
46,500	General Motors Company(c)	2,671,890

	BANKING - 2.3%
30,500	Citigroup, Inc.	2,218,875

	CHEMICALS - 2.0%
60,000	Mosaic Company	1,896,600

	E-COMMERCE DISCRETIONARY - 2.4%
750	Amazon.com, Inc.(a),(b)	2,320,560

	ELECTRICAL EQUIPMENT - 4.2%
6,200	Generac Holdings, Inc.(a)	2,030,190
103,000	Vertiv Holdings Company	2,060,000
		4,090,190
	HEALTH CARE FACILITIES & SERVICES - 0.5%
2,500	Teladoc Health, Inc.(a),(b)	454,375

	HOME CONSTRUCTION - 2.3%
22,000	Lennar Corporation, Class A(c)	2,227,060

	INSTITUTIONAL FINANCIAL SERVICES - 3.5%
34,000	Moelis & Company, Class A	1,865,920
20,000	Tradeweb Markets, Inc., Class A	1,480,000
		3,345,920
	INTERNET MEDIA & SERVICES - 8.2%
1,300	Alphabet, Inc., Class A(a),(b)	2,681,276
7,000	Facebook, Inc., Class A(a),(b),(c)	2,061,710
1,000	Shopify, Inc., Class A(a),(b)	1,106,500
18,000	Snap, Inc., Class A(a)	941,220
4,000	Spotify Technology S.A.(a)	1,071,800

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 67.0% (Continued)
	INTERNET MEDIA & SERVICES - 8.2% (Continued)
		$7,862,506
	LEISURE FACILITIES & SERVICES - 1.5%
23,000	DraftKings, Inc., Class A(a)	1,410,590

	LEISURE PRODUCTS - 0.9%
23,000	Camping World Holdings, Inc., Class A	836,740

	MEDICAL EQUIPMENT & DEVICES - 1.7%
3,700	Thermo Fisher Scientific, Inc. (b)	1,688,606

	OIL & GAS PRODUCERS - 6.3%
45,000	ConocoPhillips	2,383,650
25,000	EOG Resources, Inc.	1,813,250
400,000	Southwestern Energy Company(a)	1,860,000
		6,056,900
	RETAIL - DISCRETIONARY - 3.3%
21,500	AutoNation, Inc.(a)	2,004,230
4,000	Lululemon Athletica, Inc.(a),(b),(c)	1,226,840
		3,231,070
	SEMICONDUCTORS - 5.6%
18,500	Advanced Micro Devices, Inc.(a),(b)	1,452,250
12,000	Applied Materials, Inc. (c)	1,603,200
3,000	NVIDIA Corporation	1,601,790
6,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	709,680
		5,366,920
	SOFTWARE - 4.2%
6,000	Five9, Inc.(a),(b)	937,980
5,000	Microsoft Corporation(b)	1,178,850
3,900	ServiceNow, Inc.(a)	1,950,429
		4,067,259
	SPECIALTY FINANCE - 1.7%
71,500	Rocket Companies, Inc.	1,650,935

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares						Fair Value
	COMMON STOCKS — 67.0% (Continued)
	STEEL - 1.7%
57,000	ArcelorMittal S.A. - ADR(a),(c)					$ 1,662,690

	TECHNOLOGY HARDWARE - 3.8%
16,000	Apple, Inc.					1,954,400
44,000	NCR Corporation(a)					1,669,800
						3,624,200
	TECHNOLOGY SERVICES - 4.9%
5,100	EPAM Systems, Inc.(a)					2,023,119
7,000	PayPal Holdings, Inc.(a),(b)					1,699,880
5,000	Visa, Inc., Class A(b)					1,058,650
						4,781,649
	TRANSPORTATION & LOGISTICS - 2.3%
18,000	XPO Logistics, Inc.(a)					2,219,400

	TOTAL COMMON STOCKS (Cost $46,023,056)					64,662,425

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 2.1%
	U.S. TREASURY BILLS — 2.1%
1,000,000	United States Cash Management Bill(b) (d)			0.01%	05/04/21	999,993
1,000,000	United States Treasury Bill(b),(d)			0.01%	07/08/21	999,969
						1,999,962
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,999,864)					1,999,962

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
230	DraftKings, Inc.	GOL	04/16/2021	$ 60	$ 1,410,590	$ 53,590
60	Five9, Inc.	GOL	04/16/2021	150	937,980	19,200
20	NVIDIA Corporation	GOL	04/16/2021	495	1,067,860	7,500
180	Snap, Inc.	GOL	04/16/2021	48	941,220	16,740
50	Spotify Technology S.A.	GOL	04/16/2021	260	1,339,750	28,850
15	Trade Desk, Inc. (The)	GOL	04/16/2021	720	977,490	106,845
	TOTAL PUT OPTIONS PURCHASED (Cost - $368,507)					232,725

ACM DYNAMIC OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.2% (Continued)
	PUT OPTIONS PURCHASED - 0.2% (Continued)
	TOTAL EQUITY OPTIONS PURCHASED (Cost - $368,507)					$ 232,725

	TOTAL INVESTMENTS - 69.3% (Cost $48,391,427)					66,895,112
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $291,429)					(227,125)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 30.9%					29,767,519
	NET ASSETS - 100.0%					$ 96,435,506

Contracts(e)
	WRITTEN EQUITY OPTIONS - (0.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.2)%
120	Applied Materials, Inc.	GOL	04/16/2021	$ 135	$ 1,603,200	$ 55,800
570	ArcelorMittal S.A.	GOL	04/16/2021	30	1,662,690	46,740
70	Facebook, Inc.	GOL	04/01/2021	290	2,061,710	38,150
465	General Motors Company	GOL	04/16/2021	60	2,671,890	49,755
220	Lennar Corporation	GOL	04/16/2021	106	2,227,060	32,340
40	Lululemon Athletica, Inc.	GOL	04/01/2021	320	1,226,840	1,840
500	Tencent Music Entertainment Group	GOL	04/16/2021	32	1,600,000	2,500
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $291,429)					227,125

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $291,429)					$ 227,125

ADR	- American Depositary Receipt
LTD	- Limited Company
S/A	- Société Anonyme
GOL	- Goldman Sachs

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Subject to call options written.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2021.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ACM TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 5.0%
	FIXED INCOME - 5.0%
100,000	Eaton Vance Ltd. Duration Income Fund	$ 1,263,000
69,000	PIMCO Corporate & Income Opportunity Fund	1,260,630
		2,523,630

	TOTAL CLOSED END FUNDS (Cost $2,423,630)	2,523,630

Shares		Fair Value
	COMMON STOCKS — 9.6%
	BUSINESS DEVELOPMENT COMPANIES - 6.9%
68,000	Ares Capital Corporation	1,272,280
40,000	FS KKR Capital Corporation	793,200
27,500	Hercules Capital, Inc.	440,825
25,000	Main Street Capital Corporation	978,750
		3,485,055
	MORTGAGE FINANCE - 2.7%
80,000	AGNC Investment Corporation	1,340,800

	TOTAL COMMON STOCKS (Cost $4,601,879)	4,825,855

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.2%
	EQUITY - 10.6%
33,500	Alerian MLP ETF	1,021,750
80,000	iShares Mortgage Real Estate ETF(a)	2,820,800
92,000	VanEck Vectors BDC Income ETF	1,490,400
		5,332,950
	FIXED INCOME - 70.1%
233,700	Invesco Senior Loan ETF(c)	5,171,781
20,000	iShares Floating Rate Bond ETF	1,015,600
15,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,015,775
18,500	iShares JP Morgan USD Emerging Markets Bond ETF	2,014,280

26,500	iShares National Muni Bond ETF					3,075,325
ACM TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 83.2% (Continued)
	FIXED INCOME - 70.1% (Continued)
170,000	iShares Preferred & Income Securities ETF(b)					$ 6,528,000
18,000	SPDR Bloomberg Barclays Convertible Securities ETF(a)					1,500,300
60,000	SPDR Bloomberg Barclays High Yield Bond ETF					6,528,000
105,000	VanEck Vectors High Yield Muni ETF(b)					6,525,750
18,000	Vanguard Total International Bond ETF					1,028,160
						35,402,971
	MIXED ALLOCATION - 2.5%
53,754	Invesco CEF Income Composite ETF					1,250,318

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,355,106)					41,986,239

	TOTAL INVESTMENTS - 97.8% (Cost $47,380,615)					$ 49,335,724
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $27,687)					(26,058)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.3%					1,137,126
	NET ASSETS - 100.0%					$ 50,446,792

Contracts(b)
	WRITTEN EQUITY OPTIONS - (0.1)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.1)%
252	iShares Mortgage Real Estate ETF	GOL	04/16/2021	$ 36	$ 888,552	$ 7,308
150	SPDR Bloomberg Barclays Convertible Securities ETF	GOL	04/16/2021	85	1,250,250	18,750
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $27,687)					26,058

ETF	- Exchange-Traded Fund
LTD	- Limited Company
SPDR	- Standard & Poor's Depositary Receipt
GOL	- Goldman Sachs

(a)	Subject to call options written.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ACM Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Securities Valuation –  Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

ACM Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021, for the Fund’s investments measured at fair value:

ACM Dynamic Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$ 64,662,425	$ -	$ -	$ 64,662,425
U.S. Government & Agencies	1,999,962	-	-	1,999,962
Put Options Purchased	232,725	-	-	232,725
Total Investments	$ 66,895,112	$ -	$ -	$ 66,895,112

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$ 227,125	$ -	$ -	$ 227,125
Total Liabilities	$ 227,125	$ -	$ -	$ 227,125

ACM Tactical Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$ 41,986,239	$ -	$ -	$ 41,986,239
Common Stock	4,825,855	-	-	4,825,855
Closed End Funds	2,523,630	-	-	2,523,630
Total Investments	$ 49,335,724	$ -	$ -	$ 49,335,724

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$ 26,058	$ -	$ -	$ 26,058
Total Liabilities	$ 26,058	$ -	$ -	$ 26,058

* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period.

ACM Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Exchange Traded Funds - The Fund may invest in exchange traded funds ("ETFs"). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions - The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is a minimal counterparty risk to the Fund since these options are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period ended March 31, 2021 is a reflection of the volume of derivative activity for the respective Fund.

As of March 31, 2021, the amount of unrealized appreciation on option contracts written subject to equity price risk amounted to $227,125 and $26,058 for the ACM Dynamic Opportunity Fund and ACM Tactical Income Fund, respectively. The amount of unrealized depreciation on purchased options amounted to $232,725 and $0, as of March 31, 2021 for the ACM Dynamic Opportunity Fund and the ACM Tactical Income Fund, respectively. As of March 31, 2021, the amount of realized gain (loss) on option contracts subject to equity price risk amounted to $161,826 and $(1,521,358) for the ACM Dynamic Opportunity Fund and ACM Tactical Income Fund, respectively.

Cash or Cash Equivalents Risk: At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

The Funds intend to remain fully invested in their respective strategies at all times. However, each Fund regards the judicious use of cash as part of its strategy. Therefore, the Funds may take temporary defensive cash-like positions, which are inconsistent with the Funds’ principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions that may cause a Fund’s investment models to indicate a lower allocation to equities or fixed income is prudent. For example, a Fund may hold all or a portion of its assets in money market instruments, including cash, cash equivalents, U.S. government securities, other investment grade fixed income securities, certificates of deposit, bankers acceptances, commercial paper, money market funds and repurchase agreements. If a Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. Although the Fund would do this only in seeking to avoid losses, the Fund would necessarily reduce the benefit from any upswing in the market. The Funds also may also invest in money market instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Dynamic Opportunity	$ 48,527,758	$ 19,047,599	$ (907,370)	$ 18,140,229
Tactical Income	$ 48,267,758	$ 2,006,611	$ (964,703)	$ 1,041,908